SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
Aug. 31, 2013
Private Placement 2011 Warrants
Fair Value estimation method	Black-Scholes
Expected dividend yield	0.00%
Risk-free interest rate	1.10%
Expected volatility	404.00%
Expected warrant life	5 years
Private Placement 2011 Option Warrants
Fair Value estimation method	Black-Scholes
Expected dividend yield	0.00%
Risk-free interest rate	1.10%
Expected volatility	380.00%
Expected warrant life	5 years